INCOME TAXES - Schedule of Deferred taxes (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Major components of tax expense (income) [abstract]
Deferred tax liabilities	$ (21)	$ (6)	[1]
Net deferred tax position	$ (21)	$ (6)		$ (5)

[1]	*Prior period comparatives have been reclassified to conform with the current period presentation